Schedule I - Financial information of Parent Company - Statement of Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements Captions [Line Items]
Balance	$ 25,155,886
Issuance of ordinary shares for the plan of share options and restricted shares		$ 520
Exercise of share options by employees		4,997	$ 600
Share-based compensation	986,833	1,113,828	2,240,512
Net loss	(10,558,169)	(11,262,821)	(19,950,120)
Balance	15,359,409	25,155,886
Fractional shares sold	5
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	25,155,886	35,445,676	54,046,682
Issuance of ordinary shares for the plan of share options and restricted shares		520
Exercise of share options by employees		4,997	600
Share-based compensation	729,504	417,004	858,415
Equity pick up from compensation of VIE's subsidiaries	(10,389)	429,748	852,497
Foreign currency translation adjustment	(10,562)	120,762	(362,398)
Net loss	(7,755,612)	(11,262,821)	(19,950,120)
Balance	18,108,833	$ 25,155,886	$ 35,445,676
Fractional shares sold	$ 5
Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Balance, shares	122,098,018	118,098,018	118,098,018
Issuance of ordinary shares for the plan of share options and restricted shares		$ 520
Issuance of ordinary shares for the plan of share options and restricted shares, shares		4,000,000
Exercise of share options by employees		$ 4,997	$ 600
Balance, shares	122,098,018	122,098,018	118,098,018
Ordinary Shares | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	$ 57,006,534	$ 57,001,017	$ 57,000,417
Balance, shares	122,098,018	118,098,018	118,098,018
Issuance of ordinary shares for the plan of share options and restricted shares		$ 520
Issuance of ordinary shares for the plan of share options and restricted shares, shares		4,000,000
Exercise of share options by employees		$ 4,997	$ 600
Balance	$ 57,006,534	$ 57,006,534	$ 57,001,017
Balance, shares	122,098,018	122,098,018	118,098,018
Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Share-based compensation	$ 887,293	$ 846,752	$ 1,710,912
Fractional shares sold	5
Additional Paid-in Capital | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	36,925,874	36,079,122	34,368,210
Share-based compensation	729,504	417,004	858,415
Equity pick up from compensation of VIE's subsidiaries	(10,389)	429,748	852,497
Balance	37,644,994	36,925,874	36,079,122
Fractional shares sold	5
Accumulated Other Comprehensive Income (Loss) | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	6,412,555	6,291,793	6,654,191
Foreign currency translation adjustment	(10,562)	120,762	(362,398)
Balance	6,401,993	6,412,555	6,291,793
Retained Earnings/(Deficits) | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	(75,189,077)	(63,926,256)	(43,976,136)
Net loss	(7,755,612)	(11,262,821)	(19,950,120)
Balance	$ (82,944,688)	$ (75,189,077)	$ (63,926,256)